Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Details of Leverage Ratio

The margin varies quarterly based on the Leverage (as defined in the U.K. Facilities Agreement as a measure of the ratio of the SD U.K. Group Total Net Debt to SD U.K. Group EBITDA, each as defined in the U.K. Facilities Agreement) of the SD U.K. Group as follows.

Leverage of the SD U.K. Group	Term Loan Margin % per annum	RCF % per annum
Greater than 2.0 : 1	1.90	1.90
Less than or equal to 2.0 : 1 but greater than 1.5 : 1	1.60	1.60
Less than or equal to 1.5 : 1 but greater than 1.25 : 1	1.45	1.45
Less than or equal to 1.25 : 1 but greater than 1.0 : 1	1.30	1.30
Less than or equal to 1.0 : 1	1.15	1.15

Schedule of Annual Principal Payments

Commencing in 2018, the required annual principal payments based on the amortization schedule of the loan as of December 31, 2017 without giving effect to any voluntary prepayments, are as follows:

$ in thousands
Year ending December 31:
2018	16,364
2019	16,364
2020	40,908

73,636